Other operating expenses and income - additional information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Reversal of provision	R 1,410	R 1,688	R 3,788
Escravos GTL
Disclosure of associates [line items]
Reversal of provision			R 2,296